Cash and cash equivalents	9 Months Ended
Sep. 30, 2021
Cash and cash equivalents
Cash and cash equivalents

4.Cash and cash equivalents

For the purposes of the Interim Condensed Unaudited Consolidated Statements of Cash Flows, cash and cash equivalents comprise the following balances with original term to maturity of 180 days or less:

	September 30, 2021	December 31, 2020
Cash	$228,813,286	$58,450,680
Cash equivalent	—	70,999,996
	$228,813,286	$129,450,676